April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.9%
Corporate — 5.9%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,078,988
District of Columbia — 3.0%
Tobacco — 3.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	553,005
Iowa — 5.5%
Corporate — 5.5%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,005,767
Puerto Rico — 4.1%
State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	88	83,902
Series A-1, Restructured, 5.00%, 07/01/58	507	492,452
Series A-2, Restructured, 4.78%, 07/01/58	129	122,897
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	140	49,902
Total Municipal Bonds in Puerto Rico		749,153
Virginia — 134.0%
County/City/Special District/School District — 37.8%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	542,965
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	92,971
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59	225	208,694
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	250,216
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	500	543,869
5.00%, 04/01/45	1,000	1,068,531
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,806,974
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	220	220,051
Virginia Public School Authority, RB, (BAM-TCRS), 5.00%, 08/01/43	1,000	1,097,870
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,000	1,078,407
		6,910,548
Education — 5.9%
Virginia College Building Authority, Refunding RB, (AGM), 5.25%, 01/01/31	1,000	1,068,175
Health — 20.8%
Danville Industrial Development Authority, Refunding RB, (AGM), 5.25%, 10/01/28(d)	70	72,053
Security	Par (000)	Value
Health (continued)
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	$1,000	$ 977,010
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	144,940
Series A, 5.00%, 11/01/48	500	509,663
Isle Wight County Industrial Development Authority, RB, (AGM-CR), 5.25%, 07/01/53	500	519,377
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,068,116
Virginia Small Business Financing Authority, Refunding RB, Series A, 5.50%, 12/01/54	500	517,037
		3,808,196
Housing — 24.2%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	1,001,132
Series B, 5.00%, 03/01/65	1,000	1,013,447
Series F, (BAM-TCRS), 5.35%, 11/01/58	1,000	1,033,658
Series G, 5.15%, 11/01/52	600	613,649
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	759,456
		4,421,342
State — 17.0%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	999,606
4.00%, 02/01/43	500	496,511
Series A, 4.00%, 02/01/42	500	500,207
Series A, (BAM-TCRS), 4.00%, 09/01/47	605	575,034
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	532,549
		3,103,907
Tobacco — 6.4%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	885	740,388
Series B-2, Convertible, 5.20%, 06/01/46	500	425,756
		1,166,144
Transportation — 7.9%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,000,047
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	455	439,851
		1,439,898
Utilities — 14.0%
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	535,248

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 970,312
Prince William County Service Authority, Refunding RB, 5.00%, 07/15/55	1,000	1,047,121
		2,552,681
Total Municipal Bonds in Virginia		24,470,891
Total Long-Term Investments — 152.5% (Cost: $27,638,464)		27,857,804

	Shares
Short-Term Securities
	Money Market Funds — 9.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(e)(f)	1,742,718	1,742,893
	Total Short-Term Securities — 9.5% (Cost: $1,742,836)	1,742,893
	Total Investments — 162.0% (Cost: $29,381,300)	29,600,697
	Other Assets Less Liabilities — 1.3%	231,951
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.3)%	(11,562,370)
	Net Assets Applicable to Common Shares — 100.0%	$ 18,270,278

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,106,159	$ 636,733 (a)	$ —	$ —	$ 1	$ 1,742,893	1,742,718	$ 22,804	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 27,857,804	$ —	$ 27,857,804
Short-Term Securities
Money Market Funds	1,742,893	—	—	1,742,893
	$1,742,893	$27,857,804	$—	$29,600,697
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation